EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Events after reporting date [Abstract]
EVENTS AFTER THE REPORTING PERIOD
46	EVENTS AFTER THE REPORTING PERIOD

a)	On 1 March 2021 the ordinary shares of the Company increased from
19,063,833
to
19,310,024
. The shares were issued to certain employees to partially settle the 2018 FSP awards due to vest on 1 March 2021 (the balance of the 2018 FSP awards were settled with the remaining
56,975
treasury shares).

b)	On 11 March 2021, the ships Leopard Moon and Leopard Sun were contracted for sale for $ 21,400,000 each. The vessels are expected to be delivered to the new owners in April 2021.

c)	On 11 March 2021, the ship Breede was contracted for sale for $ 6,800,000 . The vessel is expected to be delivered to the new owners in April 2021.

d)	Petrochemical Shipping Limited, a dormant joint venture company incorporated in the Isle of Man, was dissolved on 19 March 2021.